INCOME TAXES (Schedule of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current	$ 16.7	$ 2.3	$ 5.5
Deferred	(4.7)	(6.6)	4.6
Income tax expense (benefit)	$ 12.0	$ (4.3)	$ 10.1